Advances for Vessels under Construction (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning of year	$ 0
Balance at end of year	31,898	$ 0
Advances for vessels under construction and acquisitions
Balance at beginning of year	0	0
Advances for vessels under construction and related costs	265,565	0
Vessels delivered	(233,667)	0
Balance at end of year	$ 31,898	$ 0